Summary of Significant Accounting Policies (Tables)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Diluted Shares Outstanding

The following table summarizes the potentially dilutive securities excluded from the computation of diluted shares outstanding because the effect of including these potential shares was anti-dilutive:

	Three Months Ended March 31,
	2025	2024
Options to purchase common stock	4,823	15,538
Convertible notes payable that convert into common stock	—	—
Stock purchase warrants to acquire common stock	5,192,381	837,625
Total potentially dilutive securities	5,197,204	853,163

The following table summarizes the potentially dilutive securities excluded from the computation of diluted shares outstanding because the effect of including these potential shares was anti-dilutive:

	Three months ended December 31,	Years Ended September 30,
	2024	2024	2023
Options to purchase common stock under Old Nukk equity incentive plan	4,823	15,538	15,538
Convertible notes payable that convert into common stock	464,217	467,400	—
Stock purchase warrants to acquire common stock	4,028,583	1,177,160	837,625
Total potentially dilutive securities	4,497,623	1,660,098	853,163